Other Long-Term Investments	12 Months Ended
Dec. 31, 2011
Other Long-Term Investments [Abstract]
OTHER LONG-TERM INVESTMENTS

11. OTHER LONG-TERM INVESTMENTS

	December 31, 2011	December 31, 2010
Equity-method investments	94	133
Cost-method investments	27	28

Total	121	161

Equity-method investments

Equity-method investments as at December 31, 2011 and December 31, 2010 were as follows:

In millions of U.S. dollars, except percentages	December 31, 2011		December 31, 2010
	Carrying value	Ownership percentage	Carrying value	Ownership percentage
ST-Ericsson AT SA	16	49.0%	39	49.0%
3Sun S.r.l.	78	33.3%	83	33.3%
Other equity-method investments	—	—	11	—

Total	94		133

ST-Ericsson AT SA (“JVD”)

On February 3, 2009, the Company announced the closing of a transaction to combine the businesses of Ericsson Mobile Platforms (“EMP”) and ST-NXP Wireless into a new venture, named ST-Ericsson. As part of the transaction, the Company received an interest in ST-Ericsson AT Holding AG, in which the Company owns 50% less a controlling share held by Ericsson. The Company’s investment in JVD at the date of the transaction was valued at $99 million. In 2010, ST-Ericsson AT Holding AG was merged into ST-Ericsson AT SA. In 2011, the line “Earnings (loss) on equity-method investments and gain on investment divestiture” in the Company’s consolidated statement of income included a charge of $23 million related to JVD. This amount includes the amortization of basis differences. The Company’s current maximum exposure to loss as a result of its involvement with JVD is limited to its equity-method investment that amounted to $16 million as at December 31, 2011.

The Company has determined that JVD is a VIE, but has determined that the Company is not the primary beneficiary of the entity. This determination is based on the judgment that the most significant activities of JVD are primarily R&D services performed for JVS and Ericsson, for which the Company does not have the power to direct by contract or voting control. The Company has not provided additional financial support in 2011 and currently has no requirement or intent to provide further financial support to JVD.

3Sun S.r.l. (“3Sun”)

3Sun is a joint initiative between Enel Green Power, Sharp and the Company for the manufacture of thin film photovoltaic panels in Catania, Italy. Each partner owns a third of the common shares of the entity. The Company has determined that 3Sun is not a VIE. However the Company exercises a significant influence over 3Sun and consequently accounts for its investment in 3Sun under the equity-method.

As part of the transaction with Micron described in Note 3, the Company exercised its right to indirectly purchase the Numonyx M6 facility in Catania, Italy. On July 1, 2010, Numonyx contributed the M6 going concern and facility to 3Sun and immediately transferred the newly issued shares of 3Sun to the Company against the redemption of the $78 million of subordinated notes issued by Numonyx and held by the Company. Since the investment in 3Sun is denominated in euros, the investment is revalued at each reporting date closing, the exchange difference being recorded as currency translation adjustment in “Accumulated other comprehensive income” in the consolidated statements of changes in equity. The Company’s maximum exposure to loss as a result of its involvement with 3Sun is limited to its equity-method investment that amounted to $78 million as at December 31, 2011 and under certain conditions, to participate to a share capital increase or shareholder loans up to Euro 38 million.

Other equity-method investments

The other equity-method investments as of December 31, 2011 only included the investment in Atlab with a negligible amount. As of December 31, 2010, the other equity-method investments were mainly related to Veredus.

Cost-method investments

Investments carried at cost are equity securities with no readily determinable fair value. In 2010, the Company incurred an other-than-temporary impairment charge on one of its investments amounting to $1 million. These investments are further described in Note 24.